Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Consolidated Statement Of Financial [Abstract]
Share capital, issued	111,462,617	103,087,744
Share capital, outstanding	111,462,617	103,087,744